Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2025, and 2024 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Balance as of January 1, 2024	85,378	$11.44	0.81
Granted	54,851	15.05
Vested	(61,944)	11.88
Balance as of December 31, 2024	78,285	13.62	0.75
Granted	44,443	13.74
Vested	(55,369)	13.52
Balance as of December 31, 2025	67,359	$13.78	0.80

Schedule of Stock Option Activity
The movements in the existing share options during the years ended December 31, 2025, and December 31, 2024 were as follows:

	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value[2]
Balance as of January 1, 2024	547,393	$18.25	$—
Issuance during the year	339,592	17.94	—
Expired during the year	(153,538)	24.22	—
Balance as of December 31, 2024	733,447	16.86	—
Expired during the year	(121,443)	17.80	—
Balance as of December 31, 2025	612,004	$16.67	$571,510